LIQUIDITY RISKS AND UNCERTAINTIES AND GOING CONCERN (Details) - USD ($)		12 Months Ended
	Oct. 28, 2021	Dec. 31, 2021	Sep. 30, 2022	Aug. 09, 2022	Dec. 31, 2020
Substantial Doubt About Going Concern Line Items
Accumulated deficit		$ 28,100,000	$ 35,500,000
Proceeds from exercised warrants	$ 9,500,000
Deferred Offering Costs					$ 141,338
Warrant exercises		9,500,000
Investors
Substantial Doubt About Going Concern Line Items
Warrant exercises		$ 9,500,000
2020 Notes
Substantial Doubt About Going Concern Line Items
Proceeds received	12,000,000			$ 16,800,000
Proceeds received net of offering costs	10,100,000
Deferred Offering Costs	$ 10,100,000			$ 14,900,000